Note 16 - Stock-Based Compensation (Details) - Options Outstanding and Vested Stock Options (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding (in Shares)	228,666,600
Weighted average remaining contractual life	2 years 321 days
Weighted average exercise price, options outstanding	$ 0.1345	$ 0.1482
Number of options exercisable and vested (in Shares)	193,508,900
Weighted average exercise price, options exercisable	$ 0.1452
Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.0460
Upper exercise price	$ 0.0612
Number of options outstanding (in Shares)	35,580,950
Weighted average remaining contractual life	2 years 266 days
Weighted average exercise price, options outstanding	$ 0.0491
Number of options exercisable and vested (in Shares)	32,393,000
Weighted average exercise price, options exercisable	$ 0.0479
Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.0620
Upper exercise price	$ 0.0940
Number of options outstanding (in Shares)	45,194,650
Weighted average remaining contractual life	6 years 29 days
Weighted average exercise price, options outstanding	$ 0.0718
Number of options exercisable and vested (in Shares)	19,464,100
Weighted average exercise price, options exercisable	$ 0.0759
Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.0948
Upper exercise price	$ 0.1594
Number of options outstanding (in Shares)	43,649,800
Weighted average remaining contractual life	3 years 306 days
Weighted average exercise price, options outstanding	$ 0.1178
Number of options exercisable and vested (in Shares)	38,021,800
Weighted average exercise price, options exercisable	$ 0.1194
Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.1636
Upper exercise price	$ 0.1774
Number of options outstanding (in Shares)	34,053,100
Weighted average remaining contractual life	1 year 237 days
Weighted average exercise price, options outstanding	$ 0.1664
Number of options exercisable and vested (in Shares)	33,441,900
Weighted average exercise price, options exercisable	$ 0.1664
Exercise Price Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price	$ 0.2036
Upper exercise price	$ 0.3432
Number of options outstanding (in Shares)	70,188,100
Weighted average remaining contractual life	324 days
Weighted average exercise price, options outstanding	$ 0.2132
Number of options exercisable and vested (in Shares)	70,188,100
Weighted average exercise price, options exercisable	$ 0.2132